RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of related parties
The Group is not obligated to provide any type of financial support to these related parties.

Related Party	Nature of the Party	Relationship with the Group
Ctrip.com International, Ltd. (“Ctrip”)	Online travel services provider	Mr. Qi Ji is a director
Lijiang Yibang Changchunteng Hotel Co Limited (“Yibang”)	Hotel	Joint venture of the Group
Sheen Star Group Limited (“Sheen Star”)	Investment holding company	Equity method investee of the Group, controlled by Mr. Qi Ji
Shanghai Qianya Hotel Management Co., Ltd (“Qianya”)	Hotels management	Investee of the Group

Amounts due from related parties	Amounts due from a related party were shareholder loan to Yibang.
	As of December 31,
	2014	2015
Yibang	16,293	16,157

Amounts due to related party
The commissions payable for reservation services and the service fee payable for hotels management services were interest free and payable upon demand, and the Starway acquisition payable was to be paid in the following year.

	As of December 31,
	2014	2015
Ctrip
-Payables for hotel reservation services	2,319	3,332
-Payables for Starway acquisition	8,167	4,084
Qianya
-Payables for hotel management services	—	237
	10,486	7,653

Related party transactions
During the years ended December 31, 2013, 2014 and 2015, related party transactions consisted of the following:

	Year Ended December 31,
	2013	2014	2015
Commission expenses — Ctrip	17,128	19,235	17,740
Service fee — Yibang	199	527	593
Service fee — Qianya	—	—	417